INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details
Loss before income taxes	$ 133,379	$ 147,137	$ 160,856
Statutory income tax rate	27.00%	27.00%	26.00%
Expected income tax benefit	$ 36,012	$ 39,727	$ 43,431
Items not deductible for income tax purposes	0	(8)	(82)
Effect of change in tax rates	0	0	80,776
Underprovided in prior years	97,367	107,695	13,017
Unrecognized benefit of deferred tax assets	(133,379)	(147,414)	(137,142)
Income tax expense	$ 0	$ 0	$ 0